Share-Based Payments - Summary of Grant Options and Performance Options Granted Under the Plan (Detail) - Management incentive plan [member]	6 Months Ended
Jun. 30, 2022 shares € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Average exercise price per share option, Beginning | € / shares	€ 0
Average exercise price per share option, granted | € / shares	0.12
Average exercise price per share option, exercised | € / shares	0
Average exercise price per share option, forfeited | € / shares	0
Average exercise price per share option, Ending | € / shares	0.12
Average exercise price per share option, vested | € / shares	€ 0
Option, Ending	2,658,426
Grant options [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Option, Beginning	0
Options granted	1,329,213
Option exercised	0
Option forfeited	0
Option, Ending	1,329,213
Option, vested	0
Performance options [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Option, Beginning	0
Options granted	1,329,213
Option exercised	0
Option forfeited	0
Option, Ending	1,329,213
Option, vested	0